UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2005

Check here if Amendment [  ]; Amendment Number:
                                                -------------------
   This Amendment (Check only one.):         [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:        Spectrum Asset Management, Inc.
             2 High Ridge Park
             Stamford, CT  06905
             -------------------------------

Form 13F File Number: 28-  11300
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:        LISA D. CROSSLEY
Title:       DIRECTOR OF COMPLIANCE
Phone:       (203) 322-0189

Signature, Place, and Date of Signing:

   /S/ LISA D. CROSSLEY                 STAMFORD, CT               5/16/2005
       ----------------                 ------------               ---------
       [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Other Managers Reporting for this Manager:  none

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                          -------------

Form 13F Information Table Entry Total:       1
                                          -------------

Form 13F Information Table Value Total:       14,515
                                             (thousands)
                                          -------------


List of Other Included Managers:  none



                                                        FORM 13F INFORMATION TABLE

   COLUMN 1      COLUMN 2          COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
   --------      --------          --------     --------          --------       --------   --------          --------
                                                VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS      CUSIP      (x$1000) PRN AMT   PRN   CALL   DISCRETION  MANAGERS    SOLE     SHARED    NONE

 Baxter Intl     Convertible        071813406   14,515    277,600  SH              SOLE                277,600
                 Preferred Stock

    TOTAL                                       14,515